SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS
Share based payments expense	$ 4,815	$ 3,221
Stock options.
SHARE-BASED PAYMENTS
Share based payments expense	1,276	1,342
Restricted share units
SHARE-BASED PAYMENTS
Share based payments expense	1,369	1,135
Deferred share units
SHARE-BASED PAYMENTS
Share based payments expense	731	623
Performance share units
SHARE-BASED PAYMENTS
Share based payments expense	$ 1,439	$ 121